Secured Term Loan Facilities and Revolving Credit Facilities - Revolving Credit Facilities Drawdown (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 02, 2026	Jun. 30, 2026	Jun. 30, 2025	Aug. 31, 2024	Dec. 31, 2022
Debt Instrument [Line Items]
Proceeds from lines of credit		$ 118,221	$ 377,208
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from lines of credit	$ 91,400
Line of Credit | December 2022 Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 111,800
Line of Credit | December 2022 Secured Term Loan and Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from lines of credit	28,500
Line of Credit | August 2024 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 147,600
Line of Credit | August 2024 Senior Secured Term Loan and Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Proceeds from lines of credit	$ 62,900